Employee Benefits - Summary of Long-Term Direct Employee Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long term direct employee benefits [abstract]
Beginning balance	$ 10,158,036	$ 11,251,499
Effect of translation	(493,795)	795,581
Increase of the year	1,750,831	771,274
Applications, Payments	(2,079,880)	(2,077,632)
Applications Applications, Reversals	(1,223,414)	(582,686)
Ending balance	$ 8,111,778	$ 10,158,036